UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

BlackRock Enhanced Government Fund, Inc. (EGF)
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities (a)	(000)	Value
First Franklin Mortgage Loan
Asset-Backed Certificates,
Series 2005-FF2, Class M2,
0.69%, 3/25/35	$ 3,220	$ 2,901,168
GSAA Home Equity Trust,
Series 2005-1, Class AF2,
4.32%, 11/25/34	293	294,137
Securitized Asset-Backed Receivables
LLC Trust:
Series 2005-0P1, Class M2,
0.70%, 1/25/35	2,000	1,542,040
Series 2005-OP2, Class M1,
0.68%, 10/25/35	1,025	720,981
Soundview Home Equity Loan
Trust, Series 2007-OPT5,
Class 2A2, 1.20%, 10/25/37	2,500	1,505,218
Total Asset-Backed Securities – 3.7%		6,963,544
Non-Agency Mortgage-Backed
Securities
Collateralized Mortgage
Obligations — 2.9%
Bank of America Mortgage
Securities Inc., Series 2003-J,
Class 2A1, 3.22%, 11/25/33 (a)	314	306,750
Bear Stearns Alt-A Trust,
Series 2004-13, Class A1,
0.99%, 11/25/34 (a)	415	378,784
Countrywide Alternative Loan
Trust, Series 2006-41CB,
Class 2A17, 6.00%, 1/25/37	1,011	828,967
Homebanc Mortgage Trust,
Series 2005-4, Class A1, 0.52%,
10/25/35 (a)	1,650	1,253,472
Thornburg Mortgage Securities Trust (a):
Series 2006-6, Class A1,
0.37%, 11/25/46	1,462	1,442,692
Series 2007-2, Class A2A,
0.38%, 6/25/37	1,006	981,568
WaMu Mortgage Pass-Through
Certificates, Series 2005-AR7,
Class A1, 2.78%, 8/25/35 (a)	284	280,801
		5,473,034
Commercial Mortgage-Backed
Securities — 4.8%
Bear Stearns Commercial
Mortgage Securities,
Series 2001-T0P2, Class A2,
6.48%, 2/15/35	297	296,946

Non-Agency Mortgage-Backed	Par
Securities	(000)	Value
Commercial Mortgage-Backed
Securities (concluded)
Commercial Mortgage Pass-
Through Certificates,
Series 2007-C9, Class A2,
5.81%, 12/10/49 (a)	$ 3,250	$ 3,319,343
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5,
Class A2, 5.59%, 9/15/40	3,400	3,482,860
LB-UBS Commercial Mortgage
Trust, Series 2007-C1, Class A2,
5.32%, 2/15/40	2,000	2,037,173
		9,136,322
Interest Only Collateralized
Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan
Trust, Series 2007-A5,
Class 1A7, 6.00%, 5/25/37	510	48,990
Total Non-Agency Mortgage-Backed
Securities – 7.7%		14,658,346
Preferred Securities
Capital Trusts
Diversified Financial
Services — 1.1%
JPMorgan Chase Capital XXII,
6.45%, 1/15/87	2,000	2,012,798
Electric Utilities — 1.1%
PPL Capital Funding, 6.70%,
3/30/67 (a)	2,000	1,972,500
Insurance — 1.3%
The Allstate Corp., 6.50%,
5/15/67 (a)	2,000	2,032,500
ZFS Finance (USA) Trust V, 6.50%,
5/09/67 (a)(b)	504	505,260
		2,537,760
Total Capital Trusts – 3.5%		6,523,058

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
GO	General Obligation Bonds	LIBOR	London InterBank Offered Rate

BLACKROCK ENHANCED GOVERNMENT FUND, INC. MARCH 31, 2011 1

BlackRock Enhanced Government Fund, Inc. (EGF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Trust Preferreds	Shares	Value
Capital Markets — 1.0%
Morgan Stanley Capital Trust VIII,
6.45%, 4/15/67	80,000	$ 1,936,800
Media — 1.1%
Comcast Corp., 6.63%, 5/15/56	80,000	2,082,400
Total Trust Preferreds – 2.1%		4,019,200
Total Preferred Securities – 5.6%		10,542,258
	Par
Taxable Municipal Bonds	(000)
State of California, GO, Various
Purpose 3, Mandatory Put
Bonds, 5.65%, 4/01/39 (a)	$ 1,680	1,761,799
Total Taxable Municipal Bonds – 0.9%		1,761,799
U.S. Government Sponsored Agency
Securities
Agency Obligations — 3.3%
Fannie Mae, 5.25%, 8/01/12	2,460	2,602,021
Federal Farm Credit Bank, 4.55%,
6/08/20	3,500	3,699,367
		6,301,388
Collateralized Mortgage
Obligations — 11.2%
Ginnie Mae Mortgage-Backed
Securities, Class C (a):
Series 2005-87, 5.27%,
9/16/34	10,000	10,692,302
Series 2006-3, 5.24%,
4/16/39	10,000	10,588,940
		21,281,242
Interest Only Collateralized
Mortgage Obligations — 0.4%
Ginnie Mae Mortgage-Backed
Securities (a):
Series 2006-30, Class IO,
0.75%, 5/16/46 (a)	8,015	279,112
Series 2010-162, Class WI,
4.50%, 6/16/39	2,243	383,741
		662,853
Mortgage-Backed
Securities — 60.5%
Fannie Mae Mortgage-Backed
Securities:
4.00%, 4/01/24 - 10/01/24	7,290	7,526,708
4.50%, 4/01/39 - 5/15/41 (c)	27,000	27,535,640
4.99%, 2/01/13	5,079	5,294,833
5.00%, 11/01/33 - 2/01/40 (d)	20,328	21,406,863
5.24%, 4/01/12 (d)	7,939	8,111,953
5.50%, 7/01/17 -
5/15/41 (c)(d)	27,543	29,626,640
6.00%, 2/01/36 - 3/01/38	10,989	11,981,945
6.11%, 2/01/12	2,315	2,370,546

U.S. Government Sponsored Agency	Par
Securities	(000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed
Securities, 4.50%, 5/01/34	$ 791	$ 811,717
Ginnie Mae Mortgage-Backed
Securities, 5.00%, 11/15/35	29	30,986
		114,697,831
Total U.S. Government Sponsored
Agency Securities – 75.4%		142,943,314
U.S. Treasury Obligations
U.S. Treasury Bonds:
4.38%, 5/15/40 (e)	10,000	9,776,600
3.88%, 8/15/40 (e)	12,000	10,738,128
4.25%, 11/15/40 (d)	6,500	6,216,639
U.S. Treasury Notes:
1.88%, 6/30/15 (e)	29,125	29,109,069
2.13%, 2/29/16	1,245	1,241,109
2.50%, 6/30/17 (d)(e)	18,000	17,803,125
2.63%, 11/15/20 (e)	8,940	8,342,137
Total U.S. Treasury Obligations – 43.9%		83,226,807
Total Long-Term Investments
(Cost – $259,313,585) – 137.2%		260,096,068
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.14% (f)(g)	11,139,924	11,139,924
Total Short-Term Securities
(Cost – $11,139,924) – 5.9%		11,139,924
Total Investments Before Options Written
(Cost – $270,453,509*) – 143.1%		271,235,992
	Notional
	Amount
Options Written	(000)
Over-the-Counter Call
Swaptions — (0.2)%
Pay a fixed rate of 0.81% and receive
a floating rate based on 3-month
LIBOR, Expires 4/27/11, Broker
Deutsche Bank AG	$ 25,000	(5,345)
Pay a fixed rate of 0.90% and receive
a floating rate based on 3-month
LIBOR, Expires 4/27/11, Broker
UBS AG	25,000	(14,800)
Pay a fixed rate of 2.30% and receive
a floating rate based on 3-month
LIBOR, Expires 4/27/11, Broker
Citibank NA	10,000	(22,821)

2 BLACKROCK ENHANCED GOVERNMENT FUND, INC. MARCH 31, 2011

BlackRock Enhanced Government Fund, Inc. (EGF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)	Value
Over-the-Counter Call Swaptions
(concluded)
Pay a fixed rate of 2.30% and receive
a floating rate based on 3-month
LIBOR, Expires 4/27/11, Broker
UBS AG	$ 40,000	$ (91,284)
Pay a fixed rate of 3.45% and receive
a floating rate based on 3-month
LIBOR, Expires 4/27/11, Broker
UBS AG	20,000	(94,586)
Pay a fixed rate of 4.20% and receive
a floating rate based on 3-month
LIBOR, Expires 4/27/11, Broker
UBS AG	5,000	(47,729)
Total Options Written
(Premiums Received – $269,100) – (0.2)%		(276,565)
Total Investments, Net of Options Written – 142.9%		270,959,427
Liabilities in Excess of Other Assets – (42.9)%		(81,377,403)
Net Assets – 100.0%		$ 189,582,024

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 270,454,574
Gross unrealized appreciation	$ 6,792,924
Gross unrealized depreciation	(6,011,506)
Net unrealized appreciation	$ 781,418

(a) Variable rate security. Rate shown is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Represents or includes a to-be-announced (“TBA”) transaction. Unsettled
TBA transactions as of report date were as follows:
Unrealized

	Market	Appreciation
Counterparty	Value	(Depreciation)
CitiGroup Global Markets, Inc.	$ 853,000	$ 3,000
Credit Suisse Securities (USA) LLC	$ 4,766,829	$(35,983)
Deutsche Bank Securities, Inc.	$ 1,919,250	$ 6,469
JP Morgan Securities, Inc.	$ 959,625	$ 3,515
Morgan Stanley & Co., Inc.	$ 1,066,250	$ 3,750

(d) All or a portion of security has been pledged as collateral in connection with swaps.
(e) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held	Shares Held
	at December	at March 31,
Affiliate	31, 2010 Net Activity	2011	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	13,611,942 (2,472,018)	11,139,924	$ 3,666

(g) Represents the current yield as of report date.

BLACKROCK ENHANCED GOVERNMENT FUND, INC. MARCH 31, 2011 3

 BlackRock Enhanced Government Fund, Inc. (EGF)
Schedule of Investments (continued)

• Reverse repurchase agreements outstanding as of March 31, 2011 were as follows:
	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Capital, Inc.	0.24%	11/01/10	Open		$$30,399,219
Credit Suisse Securities (USA) LLC	0.16%	1/25/11	Open		10,875,000
Credit Suisse Securities (USA) LLC	0.17%	1/25/11	Open		9,800,000
Barclays Capital, Inc.	0.19%	3/01/11	Open	7,502,477	7,471,875
Total				$	$ 58,546,094

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:
					Notional
	Fixed	Floating		Expiration	Amount	Unrealized
	Rate	Rate	Counterparty	Date	(000)	Depreciation
	4.63% [1]	3-month LIBOR	Deutsche Bank AG	3/18/13	$ 50,000	$ (3,596,436)
	5.71% [1]	3-month LIBOR	Deutsche Bank AG	6/22/17	$ 25,000	(4,183,661)
	5.96% 1	3-month LIBOR	Deutsche Bank AG	12/27/37	$ 23,900	(6,619,496)
	Total					$ (14,399,593)
	[1]Pays fixed interest rate and receives floating rate.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	--	$ 6,963,544	--	$ 6,963,544
Non-Agency Mortgage-Backed Securities	--	14,658,346	--	14,658,346
Preferred Securities	$ 4,019,200	6,523,058	--	10,542,258
Taxable Municipal Bonds	--	1,761,799	--	1,761,799
U.S. Government Sponsored Agency Securities	--	142,943,314	--	142,943,314
U.S. Treasury Obligations	--	83,226,807	--	83,226,807
Short-Term Securities:
Money Market Funds	11,139,924	--	--	11,139,924
Total	$ 15,159,124	$ 256,076,868	--	$ 271,235,992

4 BLACKROCK ENHANCED GOVERNMENT FUND, INC. MARCH 31, 2011

BlackRock Enhanced Government Fund, Inc. (EGF)
Schedule of Investments(concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	--	$ (14,676,158)	--	$ (14,676,158)
[1] Derivative financial instruments are swaps and options. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK ENHANCED GOVERNMENT FUND, INC. MARCH 31, 2011 5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Enhanced Government Fund, Inc.

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 25, 2011